Submission	Jan. 22, 2026
Submission [Line Items]
Central Index Key	0002052443
Registrant Name	V CAPITAL CONSULTING GROUP LIMITED
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A